Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
16.	ORDINARY SHARES

The Company was established as an exempted company under the laws of Cayman Islands on June 12, 2023. The authorized number of Ordinary Shares was 5,000,000,000 with par value of $0.00001 per share, of which, 1,000,000,000 are designated as Class A Ordinary Shares and 4,000,000,000 are designated as Class B Ordinary Shares. The Company issued 516,364,286 and 501,964,286 shares to the shareholders at par value $0.00001 per share, among which, 50,000,000 and 50,000,000 Class A ordinary shares, 466,364,286 and 451,964,286 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2023, respectively. For the 410,205,000 shares issued before reorganization, the Company has retroactively restated those shares and per share data for all periods presented.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A Ordinary Shares will be entitled to sixty votes per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to one vote per one Class B Ordinary Share. Each Class A Ordinary Share shall be convertible into one fully paid and non-assessable Class B Ordinary Share at the option of the Class A Holder at any time upon written notice to the transfer agent of the Company. In no event shall Class B Ordinary Shares be convertible into Class A Ordinary Shares.

On October 31 and November 1, 2022, the Group and Soon Huat Lim entered into a series of share sale agreement and supplemental agreements with Soon Tai Lee, a third-party investor. Pursuant to the agreements, the Company issued 45,000,000 Class B Ordinary Shares of the Company to Soon Tai Lee in exchange of $3,000,000 cash consideration and Soon Huat Lim sold his 30,000,000 Class B Ordinary Shares of the Company to Soon Tai Lee in exchange of $2,000,000 cash consideration. The Group collected the consideration on January 26, 2023.

On May 4 and May 5, 2023, the Group and Soon Huat Lim entered into a series of share sale agreement and supplemental agreements with Yat Hong Lo, a third-party investor. Pursuant to the agreements, the Company issued 20,000,000 Class B Ordinary Shares of the Company to Yat Hong Lo in exchange of $4,000,000 cash consideration and Soon Huat Lim sold his 5,000,000 Class B Ordinary Shares of the Company to Yat Hong Lo in exchange of $1,000,000 cash consideration. The Group collected all the consideration on June 8, 2023.

On September 29, 2023, the Group entered into a share subscription agreement with Broad Fund Management Limited, a third-party investor. Pursuant to the agreement, the Company issued 892,857 Class B Ordinary Shares of the Company to Broad Fund Management Limited in exchange of $500,000 cash consideration. The Group collected all the consideration on October 6, 2023.

On September 29, 2023, the Group and Soon Huat Lim entered into a share subscription and purchase agreement with Choon How Liew, Vijai Dharamdas Parwani, and Wong Yee Fune, respectively, who are third-party investors. Pursuant to the agreement, the Company issued 446,429, 357,143 and 267,857 Class B Ordinary Shares to Choon How Liew, Vijai Dharamdas Parwani, and Wong Yee Fune in exchange of $250,000, $200,000 and $150,000 cash consideration, respectively; and Soon Huat Lim sold his 446,429, 357,143 and 267,857 Class B Ordinary Shares to Choon How Liew, Vijai Dharamdas Parwani, and Wong Yee Fune in exchange of $250,000, $200,000 and $150,000 cash consideration. The Group collected all the consideration before December 21, 2023.

After the above transactions, Soon Tai Lee, Yat Hong Lo, Choon How Liew, Broad Fund Management Limited, Vijai Dharamdas Parwani, and Wong Yee Fune became shareholders of the Group, and Soon Huat Lim still remain as ultimate controller of the Group.

On September 11, 2024, the Group completed its initial public offering of 1,800,000 American Depositary Shares (“ADSs”) at a price to the public of US$5.00 per ADS, representing 14,400,000 Class B ordinary share for a total offering size of US$9.0 million. The net proceeds raised from the initial public offering were approximately US$5.6 million.

As of December 31, 2024, 50,000,000 Class A ordinary shares had been issued and outstanding, and 466,364,286 Class B ordinary shares had been issued and outstanding.

On January 2, 2025, and May 27, 2025, the Company entered into consulting agreements with several external consultants, who will provide services including capital market strategy guidance, financing advisory, and general business consulting over 48-month period. As compensation, the Company granted and issued an aggregate of 137,500,000 Class B ordinary shares to the consultants. Details of the share-based compensation refer to Note 15.

On August 7, 2025, pursuant to the August 2025 Convertible Notes SPA, the Company issued 14,295,000 Pre-Delivery Shares of the Convertible Note which were not considered outstanding unless default of the share lending arrangement occurs. Please refer to Note 13 for more details of the Convertible Note.

On August 26, 2025, the Companu issued 104,000,000 Class B ordinary shares as consideration to acquire a 30% equity interest in Tongxin Innovation Limited (“Tongxin”). Please refer to Note 7 for more details of long-term investment.

On September 8, 2025, the Company entered into a private investment in public equity (PIPE) transaction pursuant to a Securities Purchase Agreement with five designated purchasers (the “Purchasers”). Pursuant to the PIPE transaction, the Company issued an aggregate of 18,575,714 ADSs to the Purchasers, with each ADS representing 8 Class B Ordinary Shares of the Company, totaling 148,605,714 Class B Ordinary Shares. The purchase price per ADS was US$0.14, resulting in gross proceeds of US$2,600,600 and net proceeds of US$1,981,382 after the deductions for the transaction fees and expenses. On September 18, 2025, the Company completed the issuance of the aforementioned shares and received the proceeds.

On November 17, 2025, in connection with the issuance of another Convertible Promissory Note (see Note 13 - Convertible Notes Payable), the Company agreed to issue 27,936,500 Class B Ordinary Shares as Pre-Delivery Shares to the note investor. As of December 31, 2025, these Pre-Delivery Shares had not yet been legally issued and remained as an unissued obligation of the Company.

As of December 31, 2025, 50,000,000 Class A ordinary shares had been issued and outstanding, and 870,765,000 Class B ordinary shares had been issued and 856,470,000 Class B ordinary shares outstanding.